Income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Income tax benefit/ (expense)	€ (198)	€ 126	€ 782
Deferred tax benefits (expense) from net operating loss carryforwards	0	20	0
Income tax expenses	118	106	1,033
Deferred tax expense	80	20	1,815
Deferred tax (income) expenses on taxable temporary differences	3,225	1,090	(1,540)
The amount of deferred tax assets related to items credited (charged) directly to equity	(2,094)	168
Indefinetly reinvested and associated with invested in subsadiries, deferred tax liabilities have not been recognized		1,120	€ 3,713
Deferred tax liability	€ 6,583	€ 6,691
Applicable tax rate	29.48%	29.48%	29.48%
Corporate income tax	15.00%
Percentage of solidary surcharge	0.825%
Percentage of trade tax	13.65%
Subsidiaries
Income tax
Deferred tax liability	€ 8	€ 56	€ 186